                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                   (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administration Expense Charge.................  .15%
                                                ----

 Total Separate Account Annual Expenses........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value

     Portfolio (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund      0.71%         0.25%        0.22%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund     0.01%       1.19%         0.01%         1.18%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio -- Class C

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.88%         0.25%        0.11%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio -- Class B

 Clarion Global Real Estate                   0.61%         0.25%        0.05%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                0.55%         0.25%        0.03%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.02%

 Invesco Small Cap Growth                     0.85%         0.25%        0.03%
  Portfolio -- Class B

 MFS(R) Research International                0.69%         0.25%        0.05%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.04%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B      0.48%         0.25%        0.08%

 SSGA Growth and Income ETF                   0.31%         0.25%        0.01%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                 0.75%         0.25%        0.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value               0.65%         0.25%        0.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock          0.79%         0.25%        0.06%
  Portfolio -- Class B

 BlackRock Bond Income                        0.33%         0.25%        0.18%
  Portfolio -- Class B

 BlackRock Capital Appreciation               0.69%          --          0.03%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.35%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.05%         0.25%        0.01%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.07%       1.11%         0.01%         1.10%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total       --        0.80%         0.07%         0.73%
  Return Portfolio -- Class B

 Clarion Global Real Estate                    --        0.91%           --          0.91%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 --        0.83%         0.02%         0.81%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth                      --        1.13%         0.02%         1.11%
  Portfolio -- Class B

 MFS(R) Research International                 --        0.99%         0.10%         0.89%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                 --        0.94%         0.02%         0.92%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       --        0.81%         0.03%         0.78%

 SSGA Growth and Income ETF                  0.20%       0.77%           --          0.77%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B        0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value                 --        0.84%         0.03%         0.81%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  --        1.03%           --          1.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value                --        0.93%         0.09%         0.84%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           --        1.10%         0.12%         0.98%
  Portfolio -- Class B

 BlackRock Bond Income                         --        0.76%           --          0.76%
  Portfolio -- Class B

 BlackRock Capital Appreciation                --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.64%         0.03%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20             0.57%       0.94%         0.02%         0.92%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40             0.59%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60             0.61%       0.91%           --          0.91%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80             0.64%       0.95%           --          0.95%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.07%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%         0.25%        0.04%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                0.47%         0.25%        0.03%
  Portfolio -- Class B

 Western Asset Management Strategic            0.56%         0.25%        0.04%
  Bond Opportunities
  Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                       0.44%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                    0.77%         0.25%        0.05%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                  0.50%         0.15%         --

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Sustainable Leaders Fund            0.55%         0.25%        0.12%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.22%         0.09%         1.13%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B       --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                 --        0.87%         0.05%         0.82%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                 --        0.75%           --          0.75%
  Portfolio -- Class B

 Western Asset Management Strategic             --        0.85%         0.06%         0.79%
  Bond Opportunities
  Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                      0.03%       0.81%           --          0.81%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                   0.02%       1.09%         0.01%         1.08%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                     --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                   --        0.65%           --          0.65%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Sustainable Leaders Fund             --        0.92%           --          0.92%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio -- Class C

     American Funds(R) Growth Allocation Portfolio -- Class C

     American Funds(R) Moderate Allocation Portfolio -- Class C

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Small Cap Value Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B

     Brighthouse/Franklin Low Duration Total Return Portfolio -- Class B

     Clarion Global Real Estate Portfolio -- Class B

     ClearBridge Aggressive Growth Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class B

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B (formerly Invesco Mid
         Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:

     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)



OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY ("BLNY") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. BLNY is licensed to do business only in the State of New York. BLNY is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLNY's executive offices are located at 285 Madison Avenue, New York, New York 10017.


TERMINATION OF NET WORTH MAINTENANCE AGREEMENT BY METLIFE, INC.

On or about August 4, 2017, MetLife, Inc. terminated a net worth maintenance agreement with BLNY. The net worth maintenance agreement was originally entered into between MetLife, Inc. and BLNY on December 31, 2002, when BLNY was known as First MetLife Investors Insurance Company. Under the agreement, MetLife, Inc. had agreed, without limitation as to the amount, to cause BLNY to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g. the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts.) For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Brighthouse Funds Trust I (Class A): T. Rowe Price Large Cap Value Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Invesco Mid Cap Value Portfolio, MFS(R) Research International Portfolio (Class A) and T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2004); Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio) (Class A) (closed effective May 1,
2005); and (c) Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed effective April 30, 2007); Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/ Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (added and closed effective May 1, 2016).


Effective as of May 1, 2002, the following investment portfolios of the Goldman Sachs Variable Insurance Trust were liquidated: the Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund.


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): for contracts issued on or after May 1, 2002, the Invesco V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B);
(b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares):
The Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2); the Franklin Small Cap Fund (closed effective May 1,
2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and the

MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class B), formerly Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund, Inc; (j) Putnam Variable Trust (Class IB): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; (k) DWS Variable Series I (formerly Scudder Variable Series I) (Class B): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Service Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (d) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS Research International Portfolio (Class B) of the Met Investors Series Trust; (e) DWS Variable Series II (formerly Scudder Variable Series II): the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the High Income Portfolio (Service Class
2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (f) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolio was replaced
(a) Fidelity Variable Insurance Products: the Growth Portfolio (Service Class
2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust was merged into the Lazard Mid Cap Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following investment portfolios were replaced: the Invesco V.I. Capital Appreciation Fund (Series I) was replaced with the Met/
AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; the Invesco V.I. Capital Appreciation Fund (Series II) (closed effective May 1,
2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class E) of the Met Investors Series Trust; and the DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective April 28, 2008, the MFS Emerging Markets Equity Portfolio (Class B) of the Met Investors Series Trust replaced the Templeton Developing Markets Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A and Class E) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective on or about July 17, 2009, the StocksPLUS(R) Growth and Income Portfolio of the PIMCO Variable Insurance Trust was liquidated.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IB) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IB) of the Putnam Variable Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Balanced Allocation     Seeks a balance between a high level of
 Portfolio -- Class C                      current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 American Funds(R) Growth Allocation       Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation     Seeks a high total return in the form of
 Portfolio -- Class C                      income and growth of capital, with a greater
                                           emphasis on income.
 Brighthouse Asset Allocation 100          Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Small Cap Value               Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total   Seeks a high level of current income, while
 Return Portfolio -- Class B               seeking preservation of shareholders' capital.
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class B                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Small Cap Growth                  Seeks long-term growth of capital.
 Portfolio -- Class B
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class B   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 SSGA Growth and Income ETF                Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B      Seeks growth of capital.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class B                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Balanced Allocation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Moderate Allocation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 Brighthouse Asset Allocation 100          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Small Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadvisers: Delaware Investments Fund
                                           Advisers; Wells Capital Management
                                           Incorporated
 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B               Subadviser: Aberdeen Asset Managers
                                           Limited
 Brighthouse/Franklin Low Duration Total   Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B               Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Morgan Stanley Investment
                                           Management Inc.
 PIMCO Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 SSGA Growth and Income ETF                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                           Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.

             INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------- -------------------------------------------------
 T. Rowe Price Mid Cap Growth                 Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio -- Class B (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                        Seeks a competitive total return primarily
 Portfolio -- Class B                         from investing in fixed-income securities.
 BlackRock Capital Appreciation               Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class B                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20              Seeks a high level of current income, with
 Portfolio -- Class B                         growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40              Seeks high total return in the form of income
 Portfolio -- Class B                         and growth of capital, with a greater
                                              emphasis on income.
 Brighthouse Asset Allocation 60              Seeks a balance between a high level of
 Portfolio -- Class B                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80              Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity           Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B           over time and, secondarily, long-term capital
                                              appreciation and current income.
 Jennison Growth Portfolio -- Class B         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth               Seeks long-term capital growth.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B     Seeks to track the performance of the
                                              Standard & Poor's 500(R) Composite Stock
                                              Price Index.
 Neuberger Berman Genesis                     Seeks high total return, consisting principally
 Portfolio -- Class B                         of capital appreciation.
 T. Rowe Price Large Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 T. Rowe Price Small Cap Growth               Seeks long-term capital growth.
 Portfolio -- Class B
 Western Asset Management Strategic Bond      Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B           with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                      Seeks reasonable income. The fund will also
                                              consider the potential for capital
                                              appreciation. The fund's goal is to achieve a
                                              yield which exceeds the composite yield on
                                              the securities comprising the S&P 500(R)
                                              Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund                   Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS




             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 T. Rowe Price Mid Cap Growth                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Invesco Mid   Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity           Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B           Subadviser: Wellington Management
                                              Company LLP
 Jennison Growth Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                              Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 Neuberger Berman Genesis                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Neuberger Berman Investment
                                              Advisers LLC
 T. Rowe Price Large Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B           Subadviser: Western Asset Management
                                              Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                      Fidelity Management & Research Company
                                              Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund                   Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS


         INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------------- ----------------------------------
 PIMCO High Yield Portfolio           Seeks maximum total return, consistent with   PIMCO
                                      preservation of capital and prudent
                                      investment management.
 PIMCO Low Duration Portfolio         Seeks maximum total return, consistent with   PIMCO
                                      preservation of capital and prudent
                                      investment management.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Sustainable Leaders Fund   Seeks long-term capital appreciation.         Putnam Investment Management, LLC


 (formerly Putnam VT Multi-Cap Growth
 Fund)


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOSUE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe

     Price Large Cap Value Portfolio (Class B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio
     (Class B).



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.60%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                   DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                      AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                      MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                      FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------ ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Growth Fund      0.52%         0.25%        0.03%        --        0.80%           --          0.80%

 American Funds Global Small            0.70%         0.25%        0.04%        --        0.99%           --          0.99%
  Capitalization Fund


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 American Funds Growth Fund                    0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I -- CLASS B
 BlackRock High Yield Portfolio                0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100              0.07%         0.25%        0.01%
  Portfolio

 Brighthouse/Aberdeen Emerging Markets         0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap              0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio          0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%        0.03%

 Invesco Comstock Portfolio                    0.56%         0.25%        0.02%

 JPMorgan Small Cap Value Portfolio            0.78%         0.25%        0.06%

 MFS(R) Research International Portfolio       0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.04%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.04%

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                     0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         0.33%         0.25%        0.18%
  Portfolio -- Class B

 BlackRock Capital Appreciation                0.69%          --          0.03%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.35%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20               0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40               0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60               0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Dimensional International         0.81%         0.25%        0.11%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.07%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B      0.56%         0.25%        0.05%

 MFS(R) Value Portfolio -- Class B             0.62%         0.25%        0.02%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 American Funds Growth Fund                     --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I -- CLASS B
 BlackRock High Yield Portfolio                 --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100             0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse/Aberdeen Emerging Markets          --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total        --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Wellington Large Cap               --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio           --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio        --        0.83%         0.02%         0.81%

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 JPMorgan Small Cap Value Portfolio             --        1.09%         0.10%         0.99%

 MFS(R) Research International Portfolio        --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                  --        0.94%         0.02%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.95%         0.10%         0.85%

 PIMCO Inflation Protected Bond                 --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.81%         0.03%         0.78%

 SSGA Growth and Income ETF Portfolio         0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                    0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%         0.03%         0.81%

 Victory Sycamore Mid Cap Value                 --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                          --        0.76%           --          0.76%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.64%         0.03%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.57%       0.94%         0.02%         0.92%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.59%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.61%       0.91%           --          0.91%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.64%       0.95%           --          0.95%
  Portfolio -- Class B

 Brighthouse/Dimensional International          --        1.17%         0.01%         1.16%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.87%         0.11%         0.76%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.22%         0.09%         1.13%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B       --        0.86%           --          0.86%

 MFS(R) Value Portfolio -- Class B              --        0.89%         0.06%         0.83%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Neuberger Berman Genesis                0.81%         0.25%        0.04%        --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%

  Bond Opportunities
  Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund


     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS B

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Comstock Portfolio

     JPMorgan Small Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)

BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Dimensional International Small Company Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class E

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B



OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY ("BLNY") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. BLNY is licensed to do business only in the State of New York. BLNY is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLNY's executive offices are located at 285 Madison Avenue, New York, New York 10017.

TERMINATION OF NET WORTH MAINTENANCE AGREEMENT BY METLIFE, INC.

On or about August 4, 2017, MetLife, Inc. terminated a net worth maintenance agreement with BLNY. The net worth maintenance agreement was originally entered into between MetLife, Inc. and BLNY on December 31, 2002, when BLNY was known as First MetLife Investors Insurance Company. Under the agreement, MetLife, Inc. had agreed, without limitation as to the amount, to cause BLNY to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g. the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts.) For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Brighthouse Funds Trust I:
T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1,
2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class
2) (closed effective May 1, 2003); (d) Brighthouse Funds Trust II (Class B):
Baillie Gifford International Stock Portfolio (Class B), (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable
Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28,
2008) and (f) Brighthouse Funds Trust I: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (added and closed effective May 1, 2016).


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series
II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg

Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/
Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the Met/Franklin Mutual Shares Portfolio and the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged, respectively, into the MFS Value Portfolio and the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund. Also effective April 29, 2013, the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Growth Strategy Portfolio of the Met Investors Series Trust.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (closed effective May 1, 2016) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Strategic Income Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS B

 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
                                              preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio                 Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                    Seeks growth of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Capital Research and Management
                                              CompanySM
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 American Funds Growth Fund                   Capital Research and Management
                                              CompanySM
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS B

 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio                           Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio                 Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                    Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (formerly Invesco Mid Cap Value   securities of mid-sized companies.
 Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                       Seeks a competitive total return primarily
 Portfolio -- Class B                        from investing in fixed-income securities.
 BlackRock Capital Appreciation              Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio -- Class B                        consistent with preservation of capital.
 Brighthouse Asset Allocation 20             Seeks a high level of current income, with
 Portfolio -- Class B                        growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40             Seeks high total return in the form of income
 Portfolio -- Class B                        and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60             Seeks a balance between a high level of
 Portfolio -- Class B                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80             Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E          over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio -- Class B        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B    Seeks a favorable total return through
                                             investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B           Seeks capital appreciation.
 Neuberger Berman Genesis                    Seeks high total return, consisting principally
 Portfolio -- Class B                        of capital appreciation.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B          with preservation of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (formerly Invesco Mid Cap Value   Subadviser: Victory Capital Management
 Portfolio)                                  Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                        Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B          Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E          Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio -- Class B    Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MFS(R) Value Portfolio -- Class B           Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B          Subadviser: Western Asset Management
                                             Company

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Brighthouse Class VA Variable Annuity contract issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium........... 1.25%
 Administrative Expense Charge................  .15%
                                               ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE........ 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                       DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                          AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                          MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation      0.06%         0.55%         --        0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth Allocation        0.06%         0.55%        0.01%      0.43%       1.05%           --          1.05%
  Portfolio -- Class C

 American Funds(R) Growth                    --           0.55%        0.02%      0.35%       0.92%           --          0.92%
  Portfolio -- Class C


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 BlackRock High Yield                         0.60%         0.25%        0.07%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.88%         0.25%        0.11%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio -- Class B

 Clarion Global Real Estate                   0.61%         0.25%        0.05%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                0.55%         0.25%        0.03%
  Portfolio -- Class B

 Harris Oakmark International                 0.77%         0.25%        0.04%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.02%

 Invesco Small Cap Growth                     0.85%         0.25%        0.03%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B      0.55%         0.25%        0.02%

 Loomis Sayles Global Markets                 0.70%         0.25%        0.08%
  Portfolio -- Class B

 MFS(R) Research International                0.69%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.50%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B      0.48%         0.25%        0.08%

 SSGA Growth and Income ETF                   0.31%         0.25%        0.01%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                 0.75%         0.25%        0.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value               0.65%         0.25%        0.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock          0.79%         0.25%        0.06%
  Portfolio -- Class B

 BlackRock Bond Income                        0.33%         0.25%        0.18%
  Portfolio -- Class B

 BlackRock Capital Appreciation               0.69%         0.25%        0.03%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond              0.35%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.05%         0.25%         --
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 BlackRock High Yield                          --        0.92%           --          0.92%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.07%       1.11%         0.01%         1.10%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total       --        0.80%         0.07%         0.73%
  Return Portfolio -- Class B

 Clarion Global Real Estate                    --        0.91%           --          0.91%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 --        0.83%         0.02%         0.81%
  Portfolio -- Class B

 Harris Oakmark International                  --        1.06%         0.02%         1.04%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth                      --        1.13%         0.02%         1.11%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B       --        0.82%         0.14%         0.68%

 Loomis Sayles Global Markets                  --        1.03%           --          1.03%
  Portfolio -- Class B

 MFS(R) Research International                 --        0.99%         0.10%         0.89%
  Portfolio -- Class B

 PIMCO Inflation Protected Bond                --        1.22%         0.01%         1.21%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       --        0.81%         0.03%         0.78%

 SSGA Growth and Income ETF                  0.20%       0.77%           --          0.77%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B        0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value                 --        0.84%         0.03%         0.81%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  --        1.03%           --          1.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value                --        0.93%         0.09%         0.84%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           --        1.10%         0.12%         0.98%
  Portfolio -- Class B

 BlackRock Bond Income                         --        0.76%           --          0.76%
  Portfolio -- Class B

 BlackRock Capital Appreciation                --        0.97%         0.09%         0.88%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond               --        0.64%         0.03%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20             0.57%       0.94%         0.02%         0.92%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40             0.59%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60             0.61%       0.91%           --          0.91%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Artisan Mid Cap Value             0.82%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse/Dimensional International         0.81%         0.25%        0.11%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Frontier Mid Cap Growth                       0.71%         0.25%        0.04%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index                  0.25%         0.30%        0.03%
  Portfolio -- Class G

 MetLife Mid Cap Stock Index                   0.25%         0.30%        0.04%
  Portfolio -- Class G

 MetLife MSCI EAFE(R) Index                    0.30%         0.30%        0.07%
  Portfolio -- Class G

 MetLife Russell 2000(R) Index                 0.25%         0.30%        0.06%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.02%

 MFS(R) Value Portfolio -- Class B             0.62%         0.25%        0.02%

 Neuberger Berman Genesis                      0.81%         0.25%        0.04%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio -- Class B

 Western Asset Management Strategic            0.56%         0.25%        0.04%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                      0.47%         0.25%        0.02%
  U.S. Government Portfolio -- Class B




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse Asset Allocation 80              0.64%       0.95%           --          0.95%
  Portfolio -- Class B

 Brighthouse/Artisan Mid Cap Value              --        1.10%         0.05%         1.05%
  Portfolio -- Class B

 Brighthouse/Dimensional International          --        1.17%         0.01%         1.16%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Frontier Mid Cap Growth                        --        1.00%         0.02%         0.98%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index                   --        0.58%         0.01%         0.57%
  Portfolio -- Class G

 MetLife Mid Cap Stock Index                  0.01%       0.60%           --          0.60%
  Portfolio -- Class G

 MetLife MSCI EAFE(R) Index                   0.01%       0.68%           --          0.68%
  Portfolio -- Class G

 MetLife Russell 2000(R) Index                0.01%       0.62%           --          0.62%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B       --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio -- Class B              --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                 --        0.87%         0.05%         0.82%
  Portfolio -- Class B

 Western Asset Management Strategic             --        0.85%         0.06%         0.79%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                       --        0.74%         0.01%         0.73%

  U.S. Government Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR

INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY ("BLNY") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. BLNY is licensed to do business only in the State of New York. BLNY is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLNY's executive offices are located at 285 Madison Avenue, New York, New York 10017.

TERMINATION OF NET WORTH MAINTENANCE AGREEMENT BY METLIFE, INC.

On or about August 4, 2017, MetLife, Inc. terminated a net worth maintenance agreement with BLNY. The net worth maintenance agreement was originally entered into between MetLife, Inc. and BLNY on December 31, 2002, when BLNY was known as First MetLife Investors Insurance Company. Under the agreement, MetLife, Inc. had agreed, without limitation as to the amount, to cause BLNY to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g. the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts.) For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLNY will be sent to you without charge.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth Allocation         Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Asset Allocation 100            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Small Cap Value                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total     Seeks a high level of current income, while
 Return Portfolio -- Class B                 seeking preservation of shareholders' capital.
 Clarion Global Real Estate                  Seeks total return through investment in real
 Portfolio -- Class B                        estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth               Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International                Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B       Seeks capital growth and income.
 Invesco Small Cap Growth                    Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Core Bond Portfolio -- Class B     Seeks to maximize total return.
 Loomis Sayles Global Markets                Seeks high total investment return through a
 Portfolio -- Class B                        combination of capital appreciation and
                                             income.
 MFS(R) Research International               Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond              Seeks maximum real return, consistent with
 Portfolio -- Class B                        preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio -- Class B     Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             CompanySM
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Asset Allocation 100            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Small Cap Value                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                 Subadviser: Aberdeen Asset Managers
                                             Limited
 Brighthouse/Franklin Low Duration Total     Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B                 Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 Loomis Sayles Global Markets                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Research International               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Massachusetts Financial Services
                                             Company
 PIMCO Inflation Protected Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- ------------------------------------------------
 SSGA Growth and Income ETF                 Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B       Seeks growth of capital.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class B                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value             Seeks high total return by investing in equity
 Portfolio -- Class B                       securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.
 Portfolio -- Class B
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Frontier Mid Cap Growth                    Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G                       Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index                Seeks to track the performance of the
 Portfolio -- Class G                       Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the MSCI
 Portfolio -- Class G                       EAFE(R) Index.
 MetLife Russell 2000(R) Index              Seeks to track the performance of the Russell
 Portfolio -- Class G                       2000(R) Index.
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 SSGA Growth and Income ETF                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Victory Capital Management
                                            Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Artisan Partners Limited
                                            Partnership
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B         Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 Frontier Mid Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Frontier Capital Management
                                            Company, LLC
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Russell 2000(R) Index              Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MFS(R) Value Portfolio -- Class B         Seeks capital appreciation.
 Neuberger Berman Genesis                  Seeks high total return, consisting principally
 Portfolio -- Class B                      of capital appreciation.
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B        with preservation of capital.
 Western Asset Management                  Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B      with preservation of capital and maintenance
                                           of liquidity.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MFS(R) Value Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 T. Rowe Price Large Cap Growth            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        Subadviser: Western Asset Management
                                           Company
 Western Asset Management                  Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B      Subadviser: Western Asset Management
                                           Company